Qualifying Transaction (Details) - Schedule of the Details Qualifying Transaction	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of the Details Qualifying Transaction [Abstract]
Fair value of shares issued by Rumble	$ 353,039,304
Net assets acquired:
Cash	300,797,018
Prepaid expenses	221,016
Accounts payable, accruals, and other liabilities	(256,095)
Warrant liability	(29,625,500)
FPA liability	(8,362,419)
Total	262,774,020
PIPE escrow proceeds	83,000,000
Sponsor FPA proceeds	15,000,000
Class D Common Stock proceeds	1,000,000
Shares repurchase of Class C Common Stock	(11,000,000)
Total	350,774,020
Excess fair value over net assets acquired – listing fee	$ 2,265,284